UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

Statement of Investments, March 31, 2017 (unaudited)
	Industry	Shares	Value

Common Stocks 95.8%
Australia 0.8%
[a] Origin Energy Ltd	Oil, Gas & Consumable Fuels	620,370	$3,342,312
Belgium 0.4%
UCB SA	Pharmaceuticals	23,690	1,837,391
Canada 1.2%
Silver Wheaton Corp	Metals & Mining	124,800	2,600,352
Suncor Energy Inc	Oil, Gas & Consumable Fuels	80,078	2,458,519
			5,058,871
China 11.0%
[a] Baidu Inc., ADR	Internet Software & Services	27,350	4,718,422
China Life Insurance Co. Ltd., H	Insurance	1,053,000	3,231,537
China Medical System Holdings Ltd	Pharmaceuticals	1,330,000	2,358,268
China Mobile Ltd	Wireless Telecommunication Services	365,400	3,998,851
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	10,477,610	5,109,681
CIMC Enric Holdings Ltd	Machinery	7,012,000	4,403,055
CNOOC Ltd	Oil, Gas & Consumable Fuels	3,590,000	4,286,816
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	6,043,000	3,024,785
Hilong Holding Ltd	Energy Equipment & Services	9,344,000	2,068,015
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	123,610	2,092,717
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	4,668,000	3,339,627
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	1,585,900	4,152,719
Sinopharm Group Co. Ltd	Health Care Providers & Services	936,800	4,345,548
			47,130,041
France 7.9%
AXA SA.	Insurance	153,024	3,959,161
BNP Paribas SA	Banks	81,703	5,440,936
Cie Generale des Etablissements Michelin, B	Auto Components	43,012	5,223,540
Compagnie de Saint-Gobain	Building Products	83,248	4,274,419
Credit Agricole SA	Banks	301,897	4,089,826
Sanofi	Pharmaceuticals	67,914	6,130,200
Total SA, B	Oil, Gas & Consumable Fuels	96,265	4,868,851
			33,986,933
Germany 3.4%
Deutsche Lufthansa AG	Airlines	228,900	3,711,348
HeidelbergCement AG	Construction Materials	35,100	3,285,837
Merck KGaA	Pharmaceuticals	39,030	4,446,437
Siemens AG, ADR	Industrial Conglomerates	45,388	3,109,078
			14,552,700
Hong Kong 1.7%
NewOcean Energy Holdings Ltd	Oil, Gas & Consumable Fuels	9,838,200	2,797,694
Vinda International Holdings Ltd	Household Products	1,145,000	2,195,251
VTech Holdings Ltd	Communications Equipment	187,500	2,241,348
			7,234,293
India 4.1%
[a] Biocon Ltd	Biotechnology	233,555	4,077,310
Hero Motocorp Ltd	Automobiles	77,520	3,850,841
[a] Oberoi Realty Ltd	Real Estate Management & Development	862,598	4,900,158
Torrent Pharmaceuticals Ltd	Pharmaceuticals	194,252	4,649,949
			17,478,258

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
Indonesia 1.3%
Gudang Garam Tbk PT	Tobacco	397,000	$1,952,154
Matahari Department Store Tbk PT	Multiline Retail	3,737,700	3,695,486
			5,647,640
Ireland 0.7%
CRH PLC	Construction Materials	90,247	3,183,532
Israel 1.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	149,857	4,808,911
Italy 2.1%
Eni SpA.	Oil, Gas & Consumable Fuels	205,165	3,359,340
UniCredit SpA	Banks	364,213	5,613,912
			8,973,252
Japan 5.0%
[a] IHI Corp	Machinery	1,430,000	4,509,298
Nissan Motor Co. Ltd	Automobiles	465,520	4,489,585
Omron Corp	Electronic Equipment, Instruments
	& Components	91,200	4,002,444
SoftBank Group Corp	Wireless Telecommunication Services	78,900	5,572,831
Unipres Corp	Auto Components	141,200	2,941,719
			21,515,877
Luxembourg 0.6%
L’Occitane International SA	Specialty Retail	1,303,500	2,650,089
Mexico 0.6%
Industrias Penoles SA	Metals & Mining	90,668	2,334,182
Netherlands 4.3%
Aegon NV	Insurance	574,784	2,925,206
Akzo Nobel NV.	Chemicals	60,808	5,041,870
[a] ASR Nederland NV.	Insurance	120,100	3,423,758
ING Groep NV	Banks	318,980	4,821,427
NN Group NV.	Insurance	64,602	2,100,750
			18,313,011
Singapore 0.3%
First Resources Ltd	Food Products	1,000,000	1,387,151
South Korea 8.6%
Hana Financial Group Inc	Banks	310,607	10,270,412
Hyundai Mobis Co. Ltd	Auto Components	24,643	5,303,601
KB Financial Group Inc	Banks	204,826	8,981,386
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	6,818	12,568,585
			37,123,984
Switzerland 2.3%
Roche Holding AG	Pharmaceuticals	23,920	6,107,132
UBS Group AG.	Capital Markets	247,940	3,966,941
			10,074,073
Taiwan 1.5%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	298,000	2,943,792
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	1,749,000	3,553,403
			6,497,195

|2

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
Thailand 2.6%
Bangkok Bank PCL, fgn	Banks	871,700	$4,720,122
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	1,047,700	2,836,568
PTT Global Chemical PCL, fgn	Chemicals	1,723,800	3,675,934
			11,232,624
United Kingdom 7.9%
Aviva PLC	Insurance	440,000	2,933,256
BAE Systems PLC	Aerospace & Defense	621,325	5,002,392
Barclays PLC	Banks	1,106,512	3,121,170
BP PLC	Oil, Gas & Consumable Fuels	915,209	5,245,903
HSBC Holdings PLC	Banks	638,499	5,207,871
Kingfisher PLC	Specialty Retail	755,905	3,088,899
Petrofac Ltd	Energy Equipment & Services	409,580	4,716,719
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	5,979	157,038
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	167,980	4,598,279
			34,071,527
United States 26.4%
Allegheny Technologies Inc	Metals & Mining	174,310	3,130,608
Allergan PLC	Pharmaceuticals	19,640	4,692,389
[a] Alphabet Inc., A	Internet Software & Services	7,040	5,968,512
American International Group Inc	Insurance	75,060	4,685,996
Amgen Inc	Biotechnology	44,720	7,337,210
Apache Corp	Oil, Gas & Consumable Fuels	23,720	1,218,971
Capital One Financial Corp	Consumer Finance	62,570	5,422,316
[a] Chesapeake Energy Corp	Oil, Gas & Consumable Fuels	149,700	889,218
Chevron Corp	Oil, Gas & Consumable Fuels	25,510	2,739,009
Citigroup Inc	Banks	122,040	7,300,433
Comcast Corp., A	Media	183,980	6,915,808
ConocoPhillips	Oil, Gas & Consumable Fuels	42,520	2,120,472
Eli Lilly & Co	Pharmaceuticals	38,010	3,197,021
Gilead Sciences Inc	Biotechnology	68,800	4,672,896
Halliburton Co	Energy Equipment & Services	69,880	3,438,795
Hewlett Packard Enterprise Co	Technology Hardware, Storage & Peripherals	112,220	2,659,614
JPMorgan Chase & Co	Banks	81,420	7,151,933
Medtronic PLC	Health Care Equipment & Supplies	39,490	3,181,314
Microsoft Corp	Software	84,820	5,586,245
Morgan Stanley	Capital Markets	71,350	3,056,634
[a] Navistar International Corp	Machinery	219,610	5,406,798
Oracle Corp	Software	167,160	7,457,007
Pfizer Inc	Pharmaceuticals	78,814	2,696,227
Rockwell Collins Inc	Aerospace & Defense	41,760	4,057,402
Twenty-First Century Fox Inc., A	Media	138,810	4,496,056
Walgreens Boots Alliance Inc	Food & Staples Retailing	49,900	4,144,195
			113,623,079
Total Common Stocks (Cost $323,424,471)			412,056,926

|3

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Industry	Shares	Value
Equity-Linked Securities 3.3%
United States 3.3%
[b] The Goldman Sachs Group Inc. into Applied Materials Inc.,
6.00%, 144A		Semiconductors & Semiconductor Equipment	201,954	$4,833,082
[b] The Goldman Sachs Group Inc. into Cisco Systems Inc.,
5.70%, 144A		Communications Equipment	140,300	4,622,843
[b] The Goldman Sachs Group Inc. into Microsoft Corp., 5.55%,
144A	A	Software	80,046	4,750,322
Total Equity-Linked Securities
(Cost $12,000,997)				14,206,247
Total Investments before Short Term
Investments (Cost $335,425,468)				426,263,173

			Principal
			Amount
Short Term Investments 0.2%
U.S. Government and Agency Securities
0.2%
United States 0.2%
[c] FFCB, 4/03/17			$100,000	100,000
[c] FHLB, 4/03/17			500,000	500,000
[c] FHLMC, 4/03/17			300,000	300,000
Total U.S. Government and Agency
Securities (Cost $899,962)				900,000
Total Investments (Cost $336,325,430) 99.3% .				427,163,173
Other Assets, less Liabilities 0.7%				3,205,382
Net Assets 100.0%				$430,368,555

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $14,206,247, representing 3.3% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BNDP Sell	2,370,828,000	$20,776,871	4/07/17	$—	$(528,529)
Euro	GSCO Sell	7,668,598	8,172,578	4/18/17	—	(14,114)
Euro	GSCO Sell	28,651,949	31,146,388	4/28/17	544,981	—
Total Forward Exchange Contracts					$544,981	$(542,643)
Net unrealized appreciation (depreciation)					$2,338

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 8.

|4

TEMPLETON GLOBAL OPPORTUNITIES TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|5

TEMPLETON GLOBAL OPPORTUNITIES TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$339,480,647

Unrealized appreciation	$116,889,089
Unrealized depreciation	(29,206,563)
Net unrealized appreciation (depreciation)	$87,682,526

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

|6

TEMPLETON GLOBAL OPPORTUNITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$412,056,926	$—	$—	$412,056,926
Equity-Linked Securities	—	14,206,247	—	14,206,247
Short Term Investments	—	900,000	—	900,000
Total Investments in Securities	$412,056,926	$15,106,247	$—	$427,163,173

Other Financial Instruments:
Forward Exchange Contracts	$—	$544,981	$—	$544,981

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$542,643	$—	$542,643

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

|7

TEMPLETON GLOBAL OPPORTUNITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty		Selected Portfolio
BNDP	BNP-Paribas SA	ADR	American Depositary Receipt
GSCO	Goldman Sachs Group, Inc.	FFCB	Federal Farm Credit Bank
		FHLB	Federal Home Loan Bank
		FHLMC	Federal Home Loan Mortgage Corp.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/ Laura F. Fergerson

   Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

   Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date May 25, 2017

By /s/ Mark H. Otani

   Mark H. Otani

   Chief Financial Officer and

    Chief Accounting Officer

Date May 25, 2017